SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED (Details)	Jun. 30, 2024 USD ($)
Accounting Policies [Abstract]
2024	$ 123,405
2025	246,811
2026	82,270
Total	$ 452,486